Intangible Assets - Classification of Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 24,480	$ 31,868
Cost of revenues
Finite-Lived Intangible Assets [Line Items]
Amortization expense	21,518	28,885
Sales and marketing
Finite-Lived Intangible Assets [Line Items]
Amortization expense	2,195	2,184
Research and development
Finite-Lived Intangible Assets [Line Items]
Amortization expense	243	273
General and administrative
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 524	$ 526